Property and Equipment - Contractual Commitments for Acquisition of Property and Equipment (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Contractual commitments for acquisition of property and equipment	¥ 1,047	¥ 1,820